Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 59,476	$ 57,986	$ 173,448	$ 173,148	$ 230,865	$ 183,382